Note 18 - Regulatory Matters (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 02, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 16, 2023 USD ($)	Mar. 02, 2023 USD ($)	Dec. 27, 2018 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Common Equity Tier 1 Required For Capital Adequacy To Risk Weighted Assets		4.50%	4.50%					4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		0.06	0.06					0.06	0.04
Capital Conservation Buffer			2.50%
Risk Weighting for Certain Assets								150.00%	100.00%
Common Equity Tier 1 Capital				$ 13,500
Payments of Dividends		$ 1,154	$ 1,018
Retained Earnings (Accumulated Deficit)		31,741	30,875
Quaint Oak Bank [Member]
Payments of Dividends		0	0
Retained Earnings (Accumulated Deficit)		$ 11,600	$ 11,600
Private Placement [Member] | ItalBank [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	117,125
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 13.87
Stock Issued During Period, Value, New Issues	$ 1,600
Subordinated Debt [Member]
Debt Instrument, Face Amount					$ 2,000	$ 12,000	$ 8,000